Loan Payables	3 Months Ended	12 Months Ended
	Jul. 31, 2023	Apr. 30, 2023
Loan Payables [Abstract]
Loan payables

12. Loan payables

A summary of the Company’s loans is listed as follows:

Lender	Due date	July 31, 2023	April 30, 2023
American First National Bank	March 2, 2024	$227,166	$307,798
U.S. Small Business Administration	June 15, 2050	2,603,544	2,624,329
Total loan payables		2,830,710	2,932,127
Current portion of loan payables		(285,489)	(370,828)
Non-current loan payables		$2,545,221	$2,561,299

American First National Bank — a National Banking Association

On March 2, 2017, Maison Monrovia entered into a $1.0 million Business Loan Agreement with American First National Bank, a National Banking Association, at a 4.5% annual interest rate with a maturity date on March 2, 2024. On March 2, 2017, Maison San Gabriel, entered into a $1.0 million Business Loan Agreement with American First National Bank at a 4.5% annual interest rate with a maturity date on March 2, 2024. The covenant of loans required that, so long as the loan agreements remains in effect, borrower will maintain a ratio of debt service coverage within 1.300 to 1.000. This coverage ratio will be evaluated as of the end of each fiscal year. The interest rate for these two loans is subject to change from time to time based on changes in an independent index which is the Wall Street Journal US prime as published in the Wall Street Journal Money Rate Section. The annual interest rate for these two loans ranged from 4.5% to 5.75% for the three months ended July 31, 2022, and was 7.75% for the three months ended July 31, 2023.

The collateral for the bank loans is personally guaranteed by Mr. Wu, who is the prior owner and applicant for the bank loan, and each store’s assets including inventory, fixture, equipment, etc. At the same time, a minimum of $1.0 million in general liability insurance to cover the collateral business assets located at 935 W. Duarte Dr. Monrovia, CA 91016. As of April 30, 2022, the coverage ratio for Maison Monrovia was 1.01 and the coverage ratio for Maison San Gabriel was 2.00. The Company reported this situation to American First National Bank and there was no change on the term up to the date the Company issued these consolidated financial statements. Due to the violation of a covenant as of April 30, 2022, the Company reclassified the loan balance of $313,278 under Maison Monrovia as current loan payable since then. The interest expense for this loan were $5,330 and $7,635, respectively, for the three months ended July 31, 2023 and 2022.

U.S. Small Business Administration (the “SBA”)

Borrower	Due date	July 31, 2023	April 30, 2023
Maison Monrovia	June 15, 2050	$147,419	$148,574
Maison San Gabriel	June 15, 2050	1,965,117	1,980,725
Maison El Monte	June 15, 2050	491,007	495,030
Total SBA loan payables		$2,603,544	$2,624,329

On June 15, 2020, Maison Monrovia entered into a $150,000 Business Loan Agreement with the SBA at 3.75% annual interest rate and a maturity date on June 15, 2050. On June 15, 2020, Maison San Gabriel entered into a $150,000 Business Loan Agreement with the SBA at 3.75% annual interest rate and a maturity date on June 15, 2050. On June 15, 2020, Maison El Monte entered into a $150,000 Business Loan Agreement with SBA at 3.75% annual interest rate and a maturity date on June 15, 2050.

On January 12, 2022, Maison San Gabriel entered into an additional $1,850,000 Business Loan Agreement with the SBA at 3.75% annual interest rate and a maturity date on June 15, 2050.

On January 6, 2022, Maison El Monte, Inc. entered into an additional $350,000 Business Loan Agreement with the SBA at 3.75% annual interest rate and a maturity date on June 15, 2050.

Per the SBA loan agreement, all interest payments on these three loans were deferred to December 2022. As of July 31, 2023 and April 30, 2023, the Company’s aggregate balance on the three SBA loans was $2,603,544 and $2,624,329, respectively. Interest expenses were $23,462 and $23,953 for the three months ended July 31, 2023 and 2022, respectively. During the three months ended July 31, 2023, the Company made repayment of $52,040 (which includes principal of $20,785 and interest expense of $31,255).

As of July 31, 2023, the future minimum principal amount of loan payments to be paid by year are as follows:

Year Ending April 30,	Amount
2024	$58,323
2025	65,626
2026	67,792
2027	70,041
2028	72,376
Thereafter	2,269,386
Total	$2,603,544

11. Loan payables

A summary of the Company’s loans is listed as follows:

Lender	Due date	April 30, 2023	April 30, 2022
American First National Bank	March 2, 2024	$307,798	$645,157
U.S. Small Business Administration	June 15, 2050	2,624,329	2,649,700
Total loan payables		2,932,127	3,294,857
Current portion of loan payables		(370,828)	(498,252)
Non-current loan payables		$2,561,299	$2,796,605

American First National Bank — a National Banking Association

On March 2, 2017, Maison Monrovia entered into a $1.0 million Business Loan Agreement with American First National Bank, a National Banking Association, with a maturity date on March 2, 2024. On March 2, 2017, Maison San Gabriel, entered into a $1.0 million Business Loan Agreement with American First National Bank with a maturity date on March 2, 2024. The covenant of loans required that so long as the loan agreements remains in effect, borrower will maintain a ratio of debt service coverage within 1.300 to 1.000. This coverage ratio will be evaluated as of the end of each fiscal year. The interest rate for these two loans is subject to change from time to time based on changes in an independent index which is the Wall Street Journal US prime as published in the Wall Street Journal Money Rate Section. The annual interest rate on the loans was 4.5% for the years ended April 30, 2022 and 2021, with interest ranging from 4.5% to 7.75% for the year ended April 30, 2023.

The collateral for the bank loans is personally guaranteed by Mr. Wu, who is the prior owner and applicant for the bank loan, and each store’s assets including inventory, fixture, equipment, etc. At the same time, a minimum of $1.0 million in general liability insurance to cover the collateral business assets located at 935 W. Duarte Dr. Monrovia, CA 91016. As of April 30, 2022, the coverage ratio for Maison Monrovia was 1.01, the coverage ratio for Maison San Gabriel was 2.00. The Company reported this situation to American First National Bank, and there was no change on the term up to the date the Company issued these consolidated financial statements. Due to the violation of a covenant as of April 30, 2022, the Company reclassified the loan balance of $313,278 under Maison Monrovia as current loan payable. As of April 30, 2023, the coverage ratio for Maison Monrovia was 4.93, the coverage ratio for Maison San Gabriel was 4.67. The interest expense for this loan were $31,416 and $36,791, respectively, for the years ended April 30, 2023 and 2022.

U.S. Small Business Administration (the “SBA”)

Borrower	Due date	April 30, 2023	April 30, 2022
Maison Monrovia	June 15, 2050	$148,574	$149,900
Maison San Gabriel	June 15, 2050	1,980,725	1,999,900
Maison El Monte	June 15, 2050	495,030	499,900
Total SBA loan payables		$2,624,329	$2,649,700

On June 15, 2020, Maison Monrovia entered into a $150,000 Business Loan Agreement with the SBA at 3.75% annual interest rate and maturity date on June 15, 2050. On June 15, 2020 Maison San Gabriel entered into a $150,000 Business Loan Agreement with the SBA at 3.75% annual interest rate and maturity date on June 15, 2050. On June 15, 2020, Maison El Monte entered into a $150,000 Business Loan Agreement with SBA at 3.75% annual interest rate and maturity date on June 15, 2050.

On January 12, 2022, Maison San Gabriel entered into an additional $1,850,000 Business Loan Agreement with the SBA at 3.75% annual interest rate and maturity date on June 15, 2050.

On January 6, 2022, Maison El Monte, Inc. entered into an additional $350,000 Business Loan Agreement with the SBA at 3.75% annual interest rate and maturity date on June 15, 2050.

Per the SBA loan agreement, all interest payments on these three loans were deferred to December 2022. As of April 30, 2023 and 2022, the Company’s aggregate balance on the three SBA loans was $2,624,329 and $2,649,700, respectively. Interest expenses were $95,081 and $36,456 for the years ended April 30, 2023 and 2022, respectively. During the year ended April 30, 2023, the Company made repayment of $65,050 (which includes principal of $25,671 and interest expense of $39,379).

As of April 30, 2023, the future minimum principal amount of loan payments to be paid by year are as follows:

Year Ending April 30,	Amount
2024	$63,030
2025	65,097
2026	67,243
2027	69,471
2028	71,784
Thereafter	2,287,704
Total	$2,624,329